Fair Value (Details) - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Assets
Listed equity securities		$ 16,835,069	$ 11,104,047
Option assets	[1]	134,337
Total Assets		16,969,406	11,104,047
Liabilities
Embedded derivative liabilities		(1,257,795)	(2,292,056)
Option liabilities	[1],[2]	(134,337)
Warrant liabilities		(202,500)	(675,000)
Total Liabilites		(1,594,632)	(2,967,056)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities		16,835,069	11,104,047
Option assets	[1]
Total Assets		16,835,069	11,104,047
Liabilities
Embedded derivative liabilities
Option liabilities	[1],[2]
Warrant liabilities		(138,000)	(460,000)
Total Liabilites		(138,000)	(460,000)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Option assets	[1]	134,337
Total Assets		134,337
Liabilities
Embedded derivative liabilities		(1,257,795)	(2,292,056)
Option liabilities	[1],[2]	(134,337)
Warrant liabilities		(64,500)	(215,000)
Total Liabilites		(1,456,632)	(2,507,056)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Option assets	[1]
Total Assets
Liabilities
Embedded derivative liabilities
Option liabilities	[1],[2]
Warrant liabilities
Total Liabilites

[1]	Option assets balance was included in the line item “prepaids, deposits and other” in the condensed consolidated balance sheets. Option liabilities balance was included in the line item “accrued expenses and other payables” in the condensed consolidated balance sheets.
[2]	No collateral received or pledged for derivative contracts.